Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Northrim does not grant stock-based awards in anticipation of the release of material nonpublic information based on stock-based award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our stock-based awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule. In the fiscal year ended December 31, 2024, we did not grant any stock-based awards to our named executive officers during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Method
Northrim does not grant stock-based awards in anticipation of the release of material nonpublic information based on stock-based award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our stock-based awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule. In the fiscal year ended December 31, 2024, we did not grant any stock-based awards to our named executive officers during the time period outlined in Item 402(x) of Regulation S-K.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false